2000



                               SHAREHOLDER REPORTS



                               [GRAPHIC OMITTED]



                               NATIONAL INVESTORS
                           CASH MANAGEMENT FUND, INC.



                           TD WATERHOUSE DOW 30 FUND


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                         |              2000             |
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                         |                               |
                         |        ANNUAL REPORT          |
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                         |        April 30, 2000         |
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                         |       NATIONAL INVESTORS      |
                         |   CASH MANAGEMENT FUND, INC.  |
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                         |      Three money market       |
                         |         portfolios to         |
                         |         choose from:          |
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                         |         Money Market          |
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                         |               o               |
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                         |         U.S. Government       |
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                         |               o               |
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                         |           Municipal           |
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                                            NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                              BOARD OF DIRECTORS AND EXECUTIVE OFFICERS


       DIRECTORS                                                                          EXECUTIVE OFFICERS
       Richard W. Dalrymple                      James F. Rittinger                       George A. Rio*
       President of                              Partner                                  President, Treasurer
       Teamwork Mgmt., Inc.                      Satterlee Stephens                       and Chief Financial Officer
                                                 Burke & Burke LLP
       Carolyn B. Lewis
       President of                              Theodore Rosen
       The CBL Group                             Chairman                                 Christopher J. Kelley*
                                                 U.S. Energy Systems, Inc.                Vice President and Secretary
       Anthony J. Pace                           Managing Director of
       President/CEO of                          Burnham Securities, Inc.
       A. J. Pace & Co. Inc.

       *Affiliated person of the Distributor


                                                TD WATERHOUSE ASSET MANAGEMENT, INC.
                                              BOARD OF DIRECTORS AND EXECUTIVE OFFICERS

       DIRECTORS
       Lawrence M. Waterhouse, Jr.               Frank J. Petrilli                        Richard H. Neiman
       Chairman                                  Chairman, President and                  Executive Vice President,
       TD Waterhouse Holdings, Inc.              Chief Executive Officer                  General Counsel and Secretary


       SENIOR OFFICERS
       David A. Hartman                          B. Kevin Sterns                          Michele R. Teichner
       Senior Vice President                     Executive Vice President                 Senior Vice President
       Chief Investment Officer                  Chief Financial Officer & Treasurer      Compliance, Operations
                                                                                          & Administration


                                                          SERVICE PROVIDERS

                  INVESTMENT MANAGER                         TRANSFER AGENT                     INDEPENDENT AUDITORS
          TD Waterhouse Asset Management, Inc.      National Investor Services Corp.              Ernst & Young LLP
                    100 Wall Street                          55 Water Street                     787 Seventh Avenue
                  New York, NY 10005                       New York, NY 10041                    New York, NY 10019

                    ADMINISTRATOR &                             CUSTODIAN                           LEGAL COUNSEL
                 SHAREHOLDER SERVICING                    The Bank of New York                 Swidler Berlin Shereff
         TD Waterhouse Investor Services, Inc.              100 Church Street                       Friedman, LLP
                    100 Wall Street                        New York, NY 10286                   405 Lexington Avenue
                  New York, NY 10005                                                             New York, NY 10174
              Customer Service Department                      DISTRIBUTOR
                    1-800-934-4448                       Funds Distributor, Inc.            INDEPENDENT DIRECTORS COUNSEL
                                                             60 State Street                   Willkie Farr & Gallagher
                                                            Boston, MA 02109                    153 East 53rd Street
                                                                                                 New York, NY 10022

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                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


DEAR SHAREHOLDER:

--------------------------------------------------------------------------------

I am pleased to provide you with the National Investors Cash Management Fund, Inc. (the "Fund") annual report for the fiscal year ended April 30, 2000.

During the year each of the Money Market, U.S. Government and Municipal Portfolios attempted to provide maximum current income from high- quality money market securities while maintaining a conservative investment portfolio to ensure safety of principal. By April 30, 2000, assets in the three Portfolios totaled approximately $1.5 billion.

PORTFOLIO RESULTS*
For the fiscal year ended April 30, 2000, the three money market Portfolios had the following yields and returns.**

o The Money Market Portfolio had a seven-day yield of 5.95% on April 30, 2000, an annualized current yield of 4.89% and an annualized return of 5.00%.

o The U.S. Government Portfolio had a seven-day yield of 5.00% on April 30, 2000, an annualized current yield of 4.77% and an annualized return of 4.88%.

o The Municipal Portfolio had a seven-day yield of 3.77% on April 30, 2000, a tax equivalent seven-day yield of 5.89% on April 30, 2000, an annualized current yield of 2.82%, an annualized taxable equivalent current yield of 4.41%, an annualized return of 2.87%, and a taxable equivalent annualized return of 4.48%(1).

COMMENTARY
First quarter 2000 Real Gross Domestic Product (GDP) growth was more than 5%. With unemployment at a 30 year low, the underlying trend in core inflation appears to be rising. The Federal Reserve Open Market Committee ("FOMC") raised the Federal Funds and Discount Rate targets by 1/2 of 1 percent on May 16, 2000. This was in addition to two previous increases of 1/4 of 1 percent since our last report. In its comments at the time of the latest increase, the FOMC also indicated that "...risks are weighted mainly toward conditions that may generate heightened inflation pressures in the foreseeable future," which might indicate a willingness to increase the Fed Funds rate again if the economy continues to show strong growth. The pace and size of future increases are of great significance to us in assessing market conditions.

Having shortened the average maturity of the Portfolios over the past two quarters in anticipation of the FOMC increases, we have recently taken advantage of higher rates to establish a slightly longer average maturity. We still maintain a significant portion of the Portfolios in very short-term securities to retain our flexibility in the face of increasing uncertainty in the fixed income markets.

We look forward to continuing to meet your expanding investment needs in the years to come.

Sincerely,



/s/ Frank J. Petrilli
---------------------
Frank J. Petrilli
Chairman
National Investor Services Corp.

June 8, 2000

*An investment in a money market portfolio is not insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although, the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

**Past performance is not a guarantee of future results. These returns are based on a constant investment throughout the period, include reinvestment of dividends and reflect a net return to the shareholder after all expenses, inclusive of fee waivers. For the fiscal year ended April 30, 2000, the Investment Manager and its affiliates waived a portion of their fees for the Money Market, U.S. Government and Municipal Portfolios. Without these fee waivers in effect, the seven-day yields at April 30, 2000, annualized current yields and annualized returns, respectively, would have been 5.75%, 4.69% and 4.80% for the Money Market Portfolio, 4.80%, 4.57% and 4.68% for the U.S Government Portfolio and 3.38%, 2.43% and 2.48% for the Municipal Portfolio. The taxable equivalent seven-day yield at April 30, 2000, annualized taxable equivalent return and yield for the Municipal Portfolio would have been 5.28%, 3.80% and 3.88%, respectively. The seven-day yield more closely reflects the current earnings of a Portfolio than the annualized current yield and annualized total return. Yield will fluctuate.

(1) Taxable equivalent return and yield at 36% marginal federal income tax rate.


Distributor: Funds Distributor, Inc.

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                           ---------------------------
                                TABLE OF CONTENTS
                           ---------------------------


         Statements of Assets and Liabilities........................7


         Statements of Operations....................................8


         Statements of Changes in Net Assets.........................9


         Financial Highlights.......................................10


         Notes to Financial Statements..............................11


         Money Market Portfolio
            Schedule of Investments.................................14


         U.S. Government Portfolio
            Schedule of Investments.................................17


         Municipal Portfolio
            Schedule of Investments.................................19


         Notes to Schedules of Investments..........................22


         Report of Independent Auditors.............................23


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

                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                      STATEMENTS OF ASSETS AND LIABILITIES
                                 April 30, 2000


                                                             Money                  U.S.
                                                             Market              Government             Municipal
                                                            Portfolio             Portfolio             Portfolio
ASSETS
  Investments in securities, at value (including
    repurchase agreements of $27,351,000,
    $198,088,000, and $0, respectively) (Note 2)      $      767,366,658     $      701,365,407     $      38,823,847
  Cash                                                               123                    876               147,020
  Receivable from Investment Manager and
    its affiliates (Note 3)                                           --                     --                 5,880
  Interest receivable                                          5,048,731              4,228,867               273,144
  Other assets                                                     6,862                  5,917                   349
                                                      ------------------     ------------------     -----------------
           TOTAL ASSETS                                      772,422,374            705,601,067            39,250,240


LIABILITIES
  Dividends payable to shareholders                              343,460                296,379                13,130
  Payable for investment securities purchased                         --             24,606,444                    --
  Payable to Investment Manager and its
    affiliates (Note 3)                                          464,591                400,118                    --
  Accrued expenses and other liabilities                          97,143                101,790                 9,418
                                                      ------------------     ------------------     -----------------
           TOTAL LIABILITIES                                     905,194             25,404,731                22,548
                                                      ------------------     ------------------     -----------------


NET ASSETS                                            $      771,517,180      $     680,196,336      $     39,227,692
                                                      ==================     ==================     =================


  Net assets consist of:
  Paid-in capital                                     $      771,523,324     $      680,198,055     $      39,228,021
  Accumulated net realized losses from security
    transactions                                                  (6,144)                (1,719)                 (329)
  Net assets, at value                                $      771,517,180     $      680,196,336     $      39,227,692
                                                      ------------------     ------------------     -----------------

Shares  outstanding  ($.0001  par value  common
  stock,  60  billion,  20
  billion, and 20 billion
  shares authorized, respectively)                           771,523,324            680,198,055            39,228,021
                                                      ==================     ==================     =================

Net asset value, redemption price and offering
  price per share (Note 2)                            $             1.00     $             1.00     $            1.00
                                                      ==================     ==================     =================





      PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                                            STATEMENTS OF OPERATIONS
                                       For the Year Ended April 30, 2000


                                                              Money                 U.S.
                                                             Market              Government             Municipal
                                                            Portfolio             Portfolio             Portfolio

INVESTMENT INCOME
  Interest income                                     $       44,789,999     $       37,009,450     $       1,523,921
                                                      ------------------     ------------------     -----------------


EXPENSES
  Investment management fees (Note 3)                          2,781,731              2,348,811               150,093
  Shareholder servicing fees (Note 3)                          1,986,951              1,677,722               107,210
  Transfer agent fees (Note 3)                                 1,589,561              1,342,178                85,769
  Administration fees (Note 3)                                   794,780                671,089                42,884
  Registration fees                                              117,872                 66,366                55,587
  Shareholder reports and mailing                                111,254                 86,834                 1,912
  Custody fees (Note 2)                                           77,887                 84,934                11,930
  Professional fees                                               36,096                 29,614                 2,041
  Directors' fees                                                 14,722                 14,722                14,722
  Other expenses                                                  10,260                 32,820                13,422
                                                      ------------------     ------------------     -----------------
  TOTAL EXPENSES                                               7,521,114              6,355,090               485,570

Fees waived/expenses reimbursed by the
  Investment Manager and its affiliates (Note 3)              (1,550,440)            (1,314,185)             (167,558)
                                                      ------------------     ------------------     -----------------
  NET EXPENSES                                                 5,970,674              5,040,905               318,012
                                                      ------------------     ------------------     -----------------

  NET INVESTMENT INCOME                                       38,819,325             31,968,545             1,205,909
                                                      ------------------     ------------------     -----------------

NET REALIZED LOSSES FROM SECURITY
  TRANSACTIONS                                                    (8,275)                (1,719)                 (329)
                                                      ------------------     ------------------     -----------------

NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                          $       38,811,050     $       31,966,826     $       1,205,580
                                                      ==================     ==================     =================

             PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                             NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                                                    STATEMENTS OF CHANGES IN NET ASSETS


                                                   Money                             U.S.
                                                  Market                          Government                       Municipal
                                                 Portfolio                         Portfolio                       Portfolio

                                           Year            Period            Year           Period           Year          Period
                                           Ended            Ended            Ended           Ended           Ended          Ended
                                         April 30,        April 30,        April 30,       April 30,       April 30,      April 30,
                                           2000             1999*            2000            1999*           2000           1999*
                                      ------------      -----------      -----------      ----------     -----------     ----------
OPERATIONS:
   Net investment income              $   38,819,325  $     5,183,187  $   31,968,545  $     4,583,848  $   1,205,909 $     163,200
   Net realized gains (losses)
       from security transactions             (8,275)           2,131          (1,719)             --            (329)           --
                                     ---------------  --------------- ---------------  ---------------  ------------- --------------

Net increase in net assets
   from operations                        38,811,050        5,185,318      31,966,826        4,583,848      1,205,580       163,200
                                     ---------------  --------------- ---------------  ---------------  ------------- --------------

DISTRIBUTIONS TO
SHAREHOLDERS:
   From net investment income            (38,819,325)      (5,183,187)    (31,968,545)      (4,583,848)    (1,205,909)     (163,200)
                                     ---------------  --------------- ---------------  ---------------  ------------- --------------

CAPITAL SHARE
TRANSACTIONS
($1.00 per share):
   Proceeds from shares sold           5,237,525,350    1,459,671,640   3,623,096,576    1,260,234,991    193,033,440    69,144,309
   Shares issued in reinvestment
      of dividends                        38,560,310        5,098,742      31,744,579        4,511,436      1,196,047       159,932
   Payments for shares redeemed       (5,225,521,690)    (743,861,028) (3,614,655,138)    (624,759,389)  (195,666,476)  (28,664,231)
                                     ---------------  --------------- ---------------  ---------------  ------------- --------------

Net increase (decrease) in net assets
   from capital share transactions        50,563,970      720,909,354      40,186,017      639,987,038     (1,436,989)   40,640,010
                                     ---------------  --------------- ---------------  ---------------  ------------- --------------


TOTAL INCREASE (DECREASE) IN
NET ASSETS                                50,555,695      720,911,485      40,184,298      639,987,038     (1,437,318)   40,640,010

NET ASSETS:
   Beginning of year                     720,961,485           50,000     640,012,038           25,000     40,665,010        25,000
                                     ---------------  --------------- ---------------  ---------------  ------------- --------------
   End of year                        $  771,517,180  $   720,961,485  $  680,196,336  $   640,012,038  $  39,227,692 $  40,665,010
                                     ===============  =============== ===============  ===============  ============= ==============


* The Fund commenced operations on May 20, 1998.


             PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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
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                                            NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                                                        FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding,  total investment return, ratios to average net assets and other  supplemental data for the periods  indicated.  This information has been derived from each Portfolio's financial statements.

                                                   Money                             U.S.
                                                  Market                          Government                       Municipal
                                                 Portfolio                         Portfolio                       Portfolio

                                           Year            Period            Year           Period           Year          Period
                                           Ended            Ended            Ended           Ended           Ended          Ended
                                         April 30,        April 30,        April 30,       April 30,       April 30,      April 30,
                                           2000             1999*            2000            1999*           2000           1999*
                                      ------------      -----------      -----------      ----------     -----------     ----------
Per Share Operating Performance
   Net asset value,
     beginning of period               $       1.000   $       1.000   $        1.000  $         1.000  $      1.000  $       1.000
   Net investment income                       0.049           0.049            0.048            0.014         0.028          0.010
                                     ---------------  --------------- ---------------  ---------------  ------------- --------------
   Distributions from net
      investment income                       (0.049)         (0.049)          (0.048)          (0.014)       (0.028)        (0.010)
                                     ---------------  --------------- ---------------  ---------------  ------------- --------------
   Net asset value, end of period     $        1.000  $        1.000   $        1.000  $         1.000  $      1.000  $       1.000
                                     ===============  =============== ===============  ===============  ============= ==============


Ratios
   Ratio of expenses to average
      net assets                               0.75%         0.75%(A)            0.75%         0.75%(A)          0.74%     0.74%(A)
   Ratio of net investment income to
      average net assets                       4.89%         4.26%(A)            4.77%         4.10%(A)          2.82%     2.31%(A)
   Decrease reflected in above net
      expense ratio due to waivers/
      reimbursements by the
      Investment Manager and
      its affiliates (Note 3)                  0.20%         0.38%(A)            0.20%         0.37%(A)          0.39%     0.86%(A)


Supplemental Data
   Total investment return (B)                 5.00%         5.23%(A)            4.88%         1.47%(A)          2.87%     1.07%(A)
   Net assets, end of period          $  771,517,180  $   720,961,485  $  680,196,336  $   640,012,038  $  39,227,692 $  40,665,010
                                     ===============  =============== ===============  ===============  ============= ==============

   Average net assets                 $  793,427,494  $   128,275,220  $  669,931,306  $   117,827,697  $  42,806,126 $   7,448,507
                                     ===============  =============== ===============  ===============  ============= ==============


*    The Fund commenced operations on May 20, 1998.

(A)  Annualized.

(B)  Total investment  return is calculated  assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

                                       PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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
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                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2000

NOTE 1 -- ORGANIZATION

National Investors Cash Management Fund, Inc. (the "Fund") was organized as a Maryland corporation on August 19, 1996. The Fund is registered as an open-end, diversified management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"). Shares of the Fund are registered under the Securities Act of 1933, as amended. The Fund currently has three investment portfolios. These financial statements relate to three money market portfolios of the Fund (each a "Portfolio" and collectively the "Portfolios"), each of which is a diversified investment portfolio. The investment objective of each of the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors federally tax-exempt income by investing primarily in municipal securities.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Computation of Net Asset Value -- It is each Portfolio's policy to maintain a continuous net asset value of $1.00 per share. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Securities Valuation -- Each Portfolio's securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. At April 30, 2000, the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements -- The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles. Under the terms of the custody agreement, each Portfolio receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Distributions to Shareholders -- Dividends arising from net investment income are declared daily and paid monthly. With respect to each Portfolio, net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

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                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2000
                                   (CONTINUED)

Securities Transactions -- Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Expenses -- Expenses directly attributable to each Portfolio are charged to that Portfolio's operations. Expenses that are applicable to all Portfolios are allocated on a pro rata basis.

Use of Estimates -- The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

Federal Income Taxes -- It is each Portfolio's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of April 30, 2000, for Federal income tax purposes the following Portfolios have capital loss carryforwards available to offset future capital gains, if any:

                                            Amount                    Expires
                                          ---------                 ---------

       Money Market Portfolio               $3,806                     2008

       U.S. Government Portfolio            $1,719                     2008

       Municipal Portfolio                    $329                     2008


NOTE 3 -- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES OF THE INVESTMENT MANAGER

Under the terms of an Investment Management Agreement with TD Waterhouse Asset Management, Inc. (the "Investment Manager"), a majority-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to .35 of 1% of the first $1 billion of average daily net assets of each such Portfolio, .34 of 1% of the next $1 billion, and .33 of 1% of average daily net assets of each such Portfolio over $2 billion. The Investment Manager has agreed to waive a portion of its fee payable by the Municipal Portfolio through September 1, 2000, so that the actual fee payable annually by such Portfolio during such period would be equal to .25 of 1% of its average daily net assets. For the year ended April 30, 2000, the Investment Manager voluntarily waived management fees of $288,078, $239,451 and $52,525 for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

TD Waterhouse Investor Services, Inc. ("TD Waterhouse"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Fund, each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .10 of 1% of each Portfolio's average daily net assets. For the year ended April 30, 2000, TD Waterhouse voluntarily waived administration fees of $82,308, $68,414 and $15,800 for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

--------------------------------------------------------------------------------

12

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--------------------------------------------------------------------------------

                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2000
                                   (CONTINUED)

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Fund. The shareholder service plan adopted by the Fund provides that each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .25 of 1% of average daily net assets. For the year ended April 30, 2000, TD Waterhouse voluntarily waived shareholder services fees of $1,015,438, $869,491 and $67,632 for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency related services. For such services, each Portfolio pays the Transfer Agent a monthly fee at an annual rate of .20 of 1% of average daily net assets. For the year ended April 30, 2000, the Transfer Agent voluntarily waived $164,616, $136,829 and $31,601 of its transfer agent fees for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

The Investment Manager or its affiliates waived fees and/or reimbursed expenses so that each Portfolio's annual expense ratio will not exceed 0.75% for the Money Market Portfolio, 0.75% for the U.S. Government Portfolio and 0.74% for the Municipal Portfolio through September 1, 2000.

Each Director who is not an "interested person" as defined in the Act, who serves on the Board of Directors of one or more portfolios in the "Fund Complex" (which includes the Fund, TD Waterhouse Trust and TD Waterhouse Family of Funds, Inc.), receives:

1.   a base annual retainer of $12,000, payable quarterly,

2. a supplemental annual retainer of $5,000, if serving on the Board of Directors of more than one company in the Fund Complex, and

3.   a meeting fee of $2,000 for each meeting attended.

Compensation is allocated between the companies and among the respective portfolios.


NOTE 4 -- FEDERAL TAX INFORMATION (UNAUDITED)

In accordance with Federal tax requirements, the Municipal Portfolio designates substantially all the dividends paid from net investment income during the year ended April 30, 2000 as "exempt-interest dividends." As required by Federal regulations, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends and capital gains distributions paid (if any) for the 2000 calendar year early in 2001.

--------------------------------------------------------------------------------

13

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

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                                             NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                          MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                           April 30, 2000

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CORPORATE OBLIGATIONS

                ASSET-BACKED OBLIGATIONS--19.7%
$ 38,000,000    Aquinas Funding LLC, due 5/1/00 (Other Support: MBIA & Rabobank Nederland) (Note E)       6.07  $        38,000,000
  35,000,000    Corporate Receivables Corp., due 5/17/00 (Note E)                                         6.06           34,906,200
  10,000,000    Dakota Certificate Program, due 7/12/00 (Note E)                                          6.24            9,877,200
  10,000,000    Forrestal Funding Master Trust, Ser. 1999A, due 6/13/00
                (Counterparty: Bank of America NT & SA) (Note E)                                          6.10            9,928,214
   3,598,352    IKON Receivables, LLC, Ser 99-2, Cl. A-1, 6.14%, due 10/15/00 (Insured: AMBAC)            6.14            3,598,351
     680,160    IKON Receivables, LLC, Ser. 99-1, Cl. A-1, 5.11%, due 6/15/00 (Insured: AMBAC)            5.11              680,160
  15,000,000    Intrepid Funding Master Trust, Ser. 1999A, due 7/6/00
                (Counterparty: Bank of America NT & SA) (Note E)                                          6.25           14,830,875
   7,000,000    Liberty Lighthouse U.S. Capital Co. LLC, 6.18%, due 5/11/00 (Notes A, E)                  6.29            6,997,865
   8,500,000    Long Lane Master Trust IV, Ser. 1999A, due 5/3/00
                (CounterParty: BankBoston, N.A.) (Note E)                                                 6.06            8,497,152
  10,000,000    Long Lane Master Trust IV, Ser.1999-A, due 5/30/00
                (Counterparty: BankBoston. N.A.) (Note E)                                                 6.14            9,950,781
  15,000,000    RACERS Series 1999-16-MM-MBS Notes, 6.15%, due 5/2/00
                (GTY: National Westminster Bank PLC) (Notes A, E)                                         6.15           15,000,000
                                                                                                                     --------------
                                                                                                                        152,266,798
                                                                                                                     --------------

                BROKER/DEALER OBLIGATIONS--9.1%
   5,000,000    Bear Stearns Cos., Inc., 6.23%, due 5/12/00 (Note A)                                      6.15            5,000,432
   5,000,000    Bear Stearns Cos., Inc., 6.21%, due 5/23/00 (Note A)                                      6.25            4,998,972
   5,000,000    Bear Stearns Cos., Inc., 6.18%, due 5/30/00 (Note A)                                      6.18            5,000,000
  25,000,000    Bear Stearns Cos., Inc., 6.16%, due 6/16/00 (Note A)                                      6.16           25,000,000
   5,000,000    Goldman Sachs Group, L.P., 6.32%, due 5/24/00 (Notes A, E)                                6.11            5,006,718
  25,000,000    Salomon Smith Barney Holdings, Inc., due 5/26/00                                          6.08           24,894,965
                                                                                                                     --------------
                                                                                                                         69,901,087
                                                                                                                     --------------


                FINANCE & INSURANCE OBLIGATIONS--7.6%
   2,850,000    Associates Corp. of North America, 7.13%, due 5/15/00                                     5.15            2,852,064
   1,725,000    CIT Group Holdings, Inc., 6.20%, due 10/20/00                                             6.36            1,723,392
   5,000,000    Ford Motor Credit, 5.77%, due 2/12/01                                                     6.61            4,969,104
   4,000,000    General Motors Acceptance Corp., 7.50%, due 5/23/00                                       6.10            4,003,237
   2,500,000    General Motors Acceptance Corp., 8.13%, due 3/1/01                                        6.80            2,527,480
   5,000,000    GMAC Australia Finance, 6.19%, due 5/19/00 (Note A)                                       6.08            5,000,259
   4,000,000    GMAC Australia Finance, 6.36%, due 7/10/00 (Note A)                                       6.26            4,000,805
   8,000,000    Sigma Finance Inc., 6.85%, due 2/26/01 (Note E)                                           6.85            8,000,000
  25,000,000    Sigma Finance, Inc., 6.13%, due 6/15/00 (Notes A, E)                                      6.13           25,000,000
                                                                                                                     --------------
                                                                                                                         58,076,341
                                                                                                                     --------------

                INDUSTRIAL & OTHER OBLIGATIONS--4.5%
  20,000,000    International Lease Finance Corp., 6.11%, due 5/1/00 (Note A)                             6.03           20,014,844
   5,000,000    PepsiCo, Inc., 6.80%, due 5/15/00                                                         5.40            5,002,529
  10,000,000    Southern California Edison Co., 6.25%, due 5/25/00 (Note A)                               6.25           10,000,000
                                                                                                                     --------------
                                                                                                                         35,017,373
                                                                                                                     --------------

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14
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
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                                             NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                          MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                           April 30, 2000

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------


                LOAN PARTICIPATIONS--4.2%
$ 17,000,000    Four Times Square Partners, L.P., 6.15%, due 6/2/00
                (GTY: Prudential Ins. Co. of America;
                Other support: Chase Manhattan Bank) (Note B)                                             6.15   $       17,000,000
  15,685,000    International Lease Finance Corp., 6.13%, due 5/3/00
                (Other support: Chase Manhattan Bank)                                                     6.13           15,685,000
                                                                                                                     --------------
                                                                                                                         32,685,000
                                                                                                                     --------------

                TOTAL CORPORATE OBLIGATIONS--45.1%                                                                      347,946,599
                                                                                                                     --------------

                BANK OBLIGATIONS

                BANK NOTES--12.2%
  25,000,000    Bank of Scotland Treasury Services, 6.28%, due 7/19/00 (GTY: Bank of Scotland) (Note A)   6.28           24,997,814
  25,000,000    First National Bank of Chicago, 5.50%, due 6/5/00                                         6.12           24,978,754
   9,000,000    Bank One, N.A., 6.23%, due 3/14/01                                                        6.78            8,963,423
  10,000,000    Bankers Trust New York Corp. (Deutsche Bank AG), 6.16%, due 5/8/00 (Note A)               6.12           10,002,052
   5,000,000    Branch Banking & Trust Co., 6.35%, due 5/1/00 (Note A)                                    6.42            4,998,578
   5,000,000    First Union National Bank, 6.16%, due 5/15/00 (Note A)                                    6.08            5,002,929
   5,000,000    Fleet National Bank, 6.13%, due 5/1/00 (Note A)                                           6.03            5,003,526
  10,000,000    Fleet National Bank, 6.30%, due 5/1/00 (Note A)                                           6.17           10,009,031
                                                                                                                     --------------
                                                                                                                         93,956,107
                                                                                                                     --------------

                DOMESTIC BANK CERTIFICATES OF DEPOSIT--1.3%
  10,000,000    Regions Bank, 6.10%, due 7/5/00                                                           6.10           10,000,000
                                                                                                                     --------------

                DOMESTIC BANK SUPPORTED OBLIGATIONS--2.6%
   2,500,000    CEGW, Inc. Tax. Notes, VRDN Ser. 1999, 6.25%, optional put 5/1/00
                (LOC: PNC Bank, N.A.) (Note C)                                                            6.16            2,500,000
   6,400,000    Mark-Lynn Foods, Inc. Tax VRDN Ser. 2000, 6.23%, due 5/4/00
                (LOC: Bank of America, N.A.) (Note C)                                                     6.09            6,400,000
  11,325,000    Provena Health CP Rev. Notes, Ser. 1998, due 5/17/00 (LOC: 75% Bank of America, N.A.,
                25% Bank One, N.A.)                                                                       6.07           11,295,052
                                                                                                                     --------------
                                                                                                                         20,195,052
                                                                                                                     --------------

                FOREIGN BANK SUPPORTED OBLIGATIONS--25.3%
  19,000,000    Banca Serfin S.A., Institucion de Banca Multiple, Grupo Financiero Serfin, due 6/12/00
                (LOC: Barclays Bank PLC)                                                                  6.13           18,867,443
  20,000,000    Banco de Galicia y Buenos Aires, S.A., due 7/25/00
                (LOC: Bayerische Hypo -und Vereinsbank AG)                                                6.35           19,704,861
   5,000,000    Banco Rio de la Plata, S.A., due 6/7/00 (LOC: Banco Santander Central Hispanoamerica)     6.09            4,969,167
  19,850,000    Comision Federal de Electricidad, due 5/2/00 (LOC: Westdeutsche Landesbank GZ)            6.12           19,846,642
   5,023,000    CSN Overseas, Ser. B, due 6/27/00 (LOC: Banco Santander Central Hispanoamerica)           6.16            4,975,282
  16,888,000    CSN Overseas, Ser. B, due 6/28/00 (LOC: Banco Santander Central Hispanoamerica)           6.10           16,725,293
   5,000,000    Garanti Funding Corp., Ser. I, due 6/6/00 (LOC: Bayerische Hypo -und Vereinsbank AG)      6.07            4,970,850
  31,177,000    Holy Cross Health System Corp. CP Notes, Ser. 1996, due 5/24/00
                (LOC: 2/3 KBC Bank, 1/3 Northern Trust Co.)                                               6.11           31,055,895
   7,000,000    PEMEX Capital, Inc., due 6/6/00 (LOC: Barclays Bank PLC)                                  6.08            6,958,070
   2,810,000    St. Francis Place LP Tax. MFH VRDN (St. Francis Place) Ser. 98, 6.25%, due 5/4/00
                (LOC: Credit Suisse First Boston) (Note C, E)                                             6.16            2,810,000
  35,000,000    UBS Finance (DE), due 5/1/00 (GTY: UBS AG)                                                6.04           35,000,000
  20,000,000    Unibanco-Uniao de Bancos Brasileiros, Ser. A, due 7/13/00
                (LOC: Westdeutsche Landesbank GZ)                                                         6.09           19,766,400
  10,000,000    Unibanco-Uniao de Bancos Brasileiros, Ser. C, due 4/11/01 (LOC: Barclays Bank PLC)        6.86            9,384,750
                                                                                                                     --------------
                                                                                                                        195,034,653
                                                                                                                     --------------
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                                                                                                                                  15

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
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                                             NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                          MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                           April 30, 2000

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------



                YANKEE BANK CERTIFICATES OF DEPOSIT--3.2%
$ 15,000,000    Deutsche Bank AG, 5.36%, due 5/22/00                                                      5.42   $       14,999,585
  10,000,000    Societe Generale, 6.50%, due 1/8/01                                                       6.55            9,996,719
                                                                                                                     --------------
                                                                                                                         24,996,304
                                                                                                                     --------------

                TOTAL BANK OBLIGATIONS--44.6%                                                                           344,182,116
                                                                                                                     --------------

                TAXABLE MUNICIPAL OBLIGATIONS--6.2%
  13,257,000    Austin, TX (City of), Travis & Williamson Cty. Comb. Utility System Taxable CP,
                due 5/17/00 (LOC: Landesbank Hessen-Thueringen GZ)                                        6.07           13,221,943
   8,000,000    CA Pollution Control Fin. Auth. Env. Imp. Rev. Bonds
                (Atlantic Richfield Co. Proj.) Ser. 1997, 6.10%,
                due 5/3/00 (GTY: Atlantic Richfield Co.) (Note E)                                         6.10            8,000,000
   9,500,000    CA Pollution Control Fin. Auth. Env. Imp. Rev. Bonds (Shell Oil Co. Proj.)
                Ser. 1998A, 6.10%, due 5/17/00 (GTY: Shell Oil Co.)                                       6.10            9,500,000
   5,000,000    City of Olathe, KS, Tax. IRB (Garmin Int'l, Inc. Proj.)
                 Ser. 2000 VRDN, 6.23%, due 5/4/00 (LOC: Bank of America, N.A.) (Note C)                  6.14            5,000,000
  12,165,000    San Francisco International Airport, Taxable CP Notes, Ser. C, 6.16%, due 5/22/00
                (LOC: Societe Generale)                                                                   6.16           12,165,000
                                                                                                                     --------------
                TOTAL TAXABLE MUNICIPAL OBLIGATIONS--6.2%                                                                47,886,943
                                                                                                                     --------------

                REPURCHASE AGREEMENT--3.6%
  27,351,000    ABN AMRO
                ~dated 4/28/00, due 5/1/00, in the amount of $27,364,311
                ~fully collateralized by $22,800,000 FNMA notes, coupon 5.90%, due 6/18/01, value $23,010,391
                ~and $4,925,000 FHLB notes, coupon 5.88%, due 9/17/01, value $4,889,516                   5.84           27,351,000
                                                                                                                     --------------

                TOTAL INVESTMENTS--99.5%                                                                                767,366,658

                OTHER ASSETS AND LIABILITIES, NET--0.5%                                                                   4,150,522
                                                                                                                     --------------

                NET ASSETS--100.0%                                                                                 $    771,517,180
                                                                                                                     ==============





                       PLEASE SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS AND FINANCIAL STATEMENTS.

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
------------------------------------------------------------------------------------------------------------------------------------
                                            NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                         U.S. GOVERNMENT PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                           April 30, 2000
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FEDERAL FARM CREDIT BANK--4.5%
$  1,000,000    Notes, 5.00%, due 5/3/00                                                                  5.00 $            999,943
  30,000,000    Notes, 5.87%, due 5/3/00                                                                  5.92           29,999,936
                                                                                                                     --------------
                                                                                                                         30,999,879
                                                                                                                     --------------

                FEDERAL HOME LOAN BANK--8.2%
  30,000,000    Notes, 5.87%, due 5/12/00 (Note A)                                                        5.96           29,999,234
   1,000,000    Notes, 5.15%, due 5/17/00                                                                 5.75              999,667
   1,860,000    Notes, 5.13%, due 5/19/00                                                                 5.74            1,859,393
   1,000,000    Notes, 5.63%, due 6/2/00                                                                  5.83              999,735
  10,000,000    Notes, 5.54%, due 7/12/00                                                                 5.86            9,992,707
   2,660,000    Notes, 5.50%, due 7/14/00                                                                 6.13            2,655,926
   5,720,000    Notes, 5.56%, due 7/14/00                                                                 5.84            5,716,302
   3,250,000    Notes, 5.71%, due 7/14/00                                                                 5.88            3,247,802
                                                                                                                     --------------
                                                                                                                         55,470,766
                                                                                                                     --------------

                FEDERAL HOME LOAN MORTGAGE CORP.--3.1%
   1,100,000    Notes, 6.54%, due 5/19/00                                                                 5.74            1,100,384
  20,000,000    Notes, 5.20%, due 11/16/00                                                                6.33           19,878,296
                                                                                                                     --------------
                                                                                                                         20,978,680
                                                                                                                     --------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION--40.3%
  15,000,000    Mortgage-backed Discount Notes, due 5/1/00                                                5.85           15,000,000
  35,000,000    Mortgage-backed Discount Notes, due 5/1/00                                                5.84           35,000,000
  11,560,000    Mortgage-backed Discount Notes, due 5/2/00                                                5.87           11,558,144
   9,500,000    Mortgage-backed Discount Notes, due 5/10/00                                               5.94            9,486,106
  20,000,000    Mortgage-backed Discount Notes, due 6/1/00                                                6.01           19,898,044
  17,500,000    Mortgage-backed Discount Notes, due 7/3/00                                                6.09           17,317,169
  25,000,000    Mortgage-backed Discount Notes, due 8/1/00                                                6.26           24,606,445
  35,000,000    Notes, 6.12%, due 5/1/00 (Note A)                                                         6.15           34,995,668
  15,000,000    Notes, 5.89%, due 5/10/00 (Note A)                                                        5.95           14,999,779
   6,500,000    Notes, 5.65%, due 6/12/00                                                                 5.55            6,500,096
   2,000,000    Notes, 8.90%, due 6/12/00                                                                 6.07            2,005,568
   7,500,000    Notes, 5.46%, due 6/21/00                                                                 5.45            7,500,000
  20,000,000    Notes, 5.62%, due 8/9/00                                                                  5.79           19,991,093
   1,000,000    Notes, 5.65%, due 8/25/00                                                                 6.41              997,194
  25,125,000    Notes, 4.45%, due 10/16/00                                                                6.15           24,931,070
  10,000,000    Notes, 5.23%, due 1/8/01                                                                  6.45            9,921,791
  19,650,000    Notes, 5.25%, due 2/12/01                                                                 6.51           19,465,860
                                                                                                                     --------------
                                                                                                                        274,174,027
                                                                                                                     --------------

                STUDENT LOAN MARKETING ASSOCIATION--13.2%
  25,000,000    Notes, 6.46%, due 5/2/00 (Note A)                                                         6.46           24,988,996
  30,000,000    Notes, 6.48%, due 5/2/00 (Note A)                                                         6.42           29,996,349
  35,000,000    Notes, 6.48%, due 5/2/00 (Note A)                                                         6.44           34,993,710
                                                                                                                     --------------
                                                                                                                         89,979,055
                                                                                                                     --------------

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
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                                            NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                         U.S. GOVERNMENT PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                           April 30, 2000
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GOVERNMENT GUARANTEED OBLIGATIONS--4.7%
$  9,800,000    Overseas Private Investment Corp. Ser. 165A, 6.13%, due 5/8/00 (Note A)                   6.04  $        9,800,000
  10,500,000    Overseas Private Investment Corp. Ser. 165D, 6.13%, due 5/8/00 (Note A)                   6.04          10,500,000
   7,000,000    Overseas Private Investment Corp. Ser. 165F, 6.13%, due 5/8/00 (Note A)                   6.04           7,000,000
   4,375,000    Overseas Private Investment Corp. Ser. 165N, 6.13%, due 5/8/00 (Note A)                   6.04           4,375,000
                                                                                                                    --------------
                                                                                                                        31,675,000
                                                                                                                    --------------

                          REPURCHASE AGREEMENTS--29.1%
  88,088,000    ABN AMRO
                ~dated 4/28/00, due 5/1/00, in the amount of $88,130,869
                ~fully collateralized by $92,135,000 U.S. Government securities, coupon range 0% to 6.95%,
                maturity range 7/13/00 to 8/27/09, value $89,850,633                                      5.84          88,088,000
  50,000,000    Morgan Stanley & Co. Inc.
                ~dated 4/25/00, due 5/2/00, in the amount of $50,057,556
                ~fully collateralized by $79,893,396 U.S. Government securities, coupon range 5.5% to 8.0%,
                maturity range 12/01/03 to 7/01/28, value $51,000,141                                     5.92          50,000,000
  60,000,000    Prudential Securities, Inc.
                ~dated 4/28/00, due 5/1/00, in the amount of $60,029,150
                ~fully collateralized by $61,758,000 U.S. Government securities, coupon range 0% to 5.75%,
                maturity range 4/25/02 to 7/15/03, value $61,200,765                                      5.83          60,000,000
                                                                                                                    --------------
                                                                                                                       198,088,000
                                                                                                                    --------------

                TOTAL INVESTMENTS--103.1%                                                                              701,365,407

                OTHER ASSETS AND LIABILITIES, NET--(3.1)%                                                              (21,167,071)
                                                                                                                    --------------

                NET ASSETS--100.0%                                                                                $    680,196,336
                                                                                                                    ==============



                       PLEASE SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS AND FINANCIAL STATEMENTS.

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
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                                             NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                             MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                            April 30, 2000
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MUNICIPAL OBLIGATIONS:

                ALASKA--0.49%
$    190,000    Anchorage Port & Terminal Rev. Bonds, 6.00%, due 2/1/01 (Insured: MBIA)                   4.30  $           192,348
                                                                                                                     --------------

                DISTRICT OF COLUMBIA--0.51%
     200,000    GO Bonds, 7.10%, due 6/1/00 (Insured: FSA)                                                3.55              200,585
                                                                                                                     --------------

                GEORGIA--4.29%
   1,684,000    Dekalb Cty. Hsg. Auth. SFM, Ser.1997A VRDN, 5.25% (LIQ: Bank of New York) (Note C)        5.25            1,684,000
                                                                                                                     --------------

                ILLINOIS--12.17%
     250,000    Berwyn Rev. Bonds (MacNeal Memorial Hosp. Association Proj.) 4.50%,
                due 6/1/00 (Insured: AMBAC)                                                               3.50              250,206
   1,000,000    DFA (Illinois Power Co. Proj.) VRDN, 5.20% (LOC: First National Bank Chicago) (Note C)    5.20            1,000,000
     800,000    DFA (Kindlon Partners Proj.) VRDN, 5.14% (LOC: LaSalle National Bank) (Note C)            5.14              800,000
     400,000    Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) VRDN, 5.25%
                (LOC: Morgan Guaranty Trust) (Note C)                                                     5.25              400,000
     125,000    Sales Tax Rev. Bonds, Ser. K, 6.60%, due 6/15/00                                          4.50              125,303
     900,000    Southwestern  IL Dev. Auth. Solid Waste Disp. (Shell Oil Co. - Wood River Proj.)
                Ser. 95 VRDN, 6.20% (Note C)                                                              6.20              900,000
   1,300,000    Will Cty. Facs. Rev. Bonds (Amoco Chem. Co. Proj.) Ser. 98 VRDN, 6.20% (Note C)           6.20            1,300,000
                                                                                                                     --------------
                                                                                                                          4,775,509
                                                                                                                     --------------

                KENTUCKY--7.65%
     300,000    Asset & Liability Agency Rev. Bonds (Proj. Notes) Ser. A, 4.00%, due 6/7/00
                (LOC: Commerzbank AG)                                                                     4.00              300,000
   1,000,000    Mayfield IDR Bonds (Seaboard Farms of KY Inc. Proj.) VRDN, 5.15%
                (LOC: SunTrust Bank) (Note C)                                                             5.15            1,000,000
     400,000    Mayfield (KY League of Cities Pooled Lease Fin. Prog.) Ser. 1996 VRDN, 5.20%
                (LOC: PNC Bank) (Note C)                                                                  5.20              400,000
     800,000    Pendleton Cty. (KY Assoc. of Ctys. Lease Trust Prog.) Ser. 1989, 3.90%, due 6/2/00
                (LOC: Commonwealth Bank of Australia)                                                     3.90              800,000
     500,000    Pulaski Cty. Solid Waste Rev. Bonds (National Rural Utilities
                Coop. Fin. Corp.- Eastern KY Power)
                Ser. B, 4.05%, put 8/15/00                                                                4.05              500,000
                                                                                                                     --------------
                                                                                                                          3,000,000
                                                                                                                     --------------

                LOUISIANA--3.31%
   1,300,000    Calcasieu Parish Pub. Trust Auth. Rev. Bonds (WPT Corp. Proj.) Ser. 1997 VRDN, 5.20%
                (LOC: Morgan Guaranty Trust) (Note C)                                                     5.20            1,300,000
                                                                                                                     --------------

                MAINE--0.51%
     200,000    Educ. Loan Marketing Corp. Rev. Bonds (Student Loan) Ser. A4, 5.60%, due 11/1/00          4.40              201,162
                                                                                                                     --------------

                MARYLAND--1.28%
     500,000    Anne Arundel Cty. (Baltimore Gas & Electric Proj.) Ser. 1985, 4.00%, due 6/6/00
                (SBPA: Bank of New York, Chemical)                                                        4.00              500,000
                                                                                                                     --------------

                MASSACHUSETTS--3.85%
     250,000    Carver GO Bonds, 4.15%, due 8/15/00 (Insured: FSA)                                        4.00              250,102
     360,000    IDA Rev. Bonds (Hazen Paper Co.) VRDN, 5.15% (LOC: Bank of Boston) (Note C)               5.15              360,000
     400,000    IDA Rev. Bonds (October Co. Inc. Proj.) VRDN, 5.15% (LOC: Bank of Boston) (Note C)        5.15              400,000
     500,000    Worchester GO BAN, 4.40%, due 8/30/00                                                     3.85              500,879
                                                                                                                     --------------
                                                                                                                          1,510,981
                                                                                                                     --------------

                MINNESOTA--2.55%
   1,000,000    Waseca, Rice & Steele Ctys. ISD Notes, 4.45%, due 3/30/01                                 4.40            1,000,432
                                                                                                                     --------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  19

------------------------------------------------------------------------------------------------------------------------------------
                                             NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                             MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                            April 30, 2000
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MISSISSIPPI--1.40%
$    550,000    Jackson Cty. Sewer Fac. Rev. Bonds (Chevron USA Inc. Proj.) VRDN, 6.25% (Note C)          6.25 $            550,000
                                                                                                                     --------------

                MISSOURI--3.57%
   1,400,000    Env. Imp. & Energy Res. Auth. (Assoc. Elec. Coop.) Ser. 93M VRDN, 5.00%
                (GTY: National Rural Utilities Coop. Fin. Corp.) (Note C)                                 5.00            1,400,000
                                                                                                                     --------------

                MONTANA--0.42%
     165,000    Higher Educ. Student Assistance Corp. Rev. Bonds, Ser. 1993A, 5.05%, due 12/1/00          4.25              165,746
                                                                                                                     --------------

                NEVADA--0.51%
     200,000    Henderson Cty. GO Bonds, Ser. A, 4.80%, due 5/1/00 (Insured: FGIC)                        3.50              200,000
                                                                                                                     --------------

                NEW HAMPSHIRE--2.61%
   1,025,000    Business Fin. Auth. (Foundation for Seacoast Health) Ser. A VRDN, 5.25%
                (LOC: Fleet Bank) (Note C)                                                                5.25            1,025,000
                                                                                                                     --------------

                NEW JERSEY--1.39%
     145,000    Keyport SD GO Bonds, 5.50%, due 2/1/01 (Insured: FGIC)                                    4.45              146,108
     400,000    Transportation Corp. Rev. Bonds, Capital Grant Antic. Notes, Ser. A, 5.00%,
                due 9/1/00 (Insured: FSA)                                                                 4.40              400,743
                                                                                                                     --------------
                                                                                                                            546,851
                                                                                                                     --------------

                NEW MEXICO--1.39%
     545,000    Student Loan Rev. Bonds, Ser. IIA, 4.75%, due 12/1/00                                     4.10              546,999
                                                                                                                     --------------

                OHIO--5.74%
     800,000    Air Quality Dev. Auth. Rev. Bonds (Cleveland Elec. Co. Proj.) Ser. B, 3.90%,
                due 6/1/00 (LIQ: FGIC)                                                                    3.90              800,000
   1,450,000    Hsg. Rev. Bonds, Ser. CMC2 VRDN, 5.20% (LIQ: Chase Manhattan Bank) (Note C)               5.20            1,450,000
                                                                                                                     --------------
                                                                                                                          2,250,000
                                                                                                                     --------------

                OKLAHOMA--4.98%
     245,000    Tulsa IDA Rev. Bonds (St. Johns Med. Center) 4.40%, due 2/15/01 (Insured: MBIA)           4.40              245,000
     370,000    Tulsa Parking Auth. Rev. Bonds (Williams Center Proj.) Ser. A, 3.90%, put 5/15/00
                (LOC: Nationsbank)                                                                        3.90              370,000
   1,340,000    Water Resources Board, State Loan Prog. Rev. Bonds, Ser. 1999, 4.10%, put 9/1/00
                (SBPA: Bayerische Landesbank GZ)                                                          4.10            1,340,000
                                                                                                                     --------------
                                                                                                                          1,955,000
                                                                                                                     --------------

                PENNSYLVANIA--3.57%
     700,000    Carbon Cty. IDA Res. Rec. Rev. (Panther Creek Proj.) Ser. 1990A, 3.75%, due 5/11/00
                (LOC: National Westminster Bank)                                                          3.75              700,000
     300,000    Venango IDA (Scrubgrass Proj.) Ser. 1993, 3.95%, due 6/8/00
                (LOC: National Westminster Bank)                                                          3.95              300,000
     400,000    Venango IDA (Scrubgrass Proj.) Ser. 1993, 4.00%, due 6/8/00
                (LOC: National Westminster Bank)                                                          4.00              400,000
                                                                                                                     --------------
                                                                                                                          1,400,000
                                                                                                                     --------------

                RHODE ISLAND--1.28%
     500,000    Hsg. & Mortgage Fin. Corp. Rev. Bonds (Homeownership Opportunity)
                 Ser. 28B, 3.75%, due 10/1/00 (GIC: FGIC)                                                 4.60              497,295
                                                                                                                     --------------

                SOUTH CAROLINA--4.33%
     400,000    Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 97 VRDN, 6.25%
                (LOC: Union Bank of Switzerland) (Note C)                                                 6.25              400,000
   1,300,000    Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 98 VRDN, 6.25%
                (LOC: Deutsche Bank) (Note C)                                                             6.25            1,300,000
                                                                                                                     --------------
                                                                                                                          1,700,000
                                                                                                                     --------------
------------------------------------------------------------------------------------------------------------------------------------
20

------------------------------------------------------------------------------------------------------------------------------------
                                             NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                             MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                            April 30, 2000
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                SOUTH DAKOTA--5.41%
$    170,000    HDA (Homeownership Mortgage Bonds) Ser. 1997B, 4.00%, due 5/1/00                          4.50       $      169,684
   1,700,000    Sioux Falls Rev. Bonds (Evangelical Lutheran Proj.) VRDN, 5.15%
                (SBPA: Norwest Bank) (Note C)                                                             5.15            1,700,000
     250,000    Student Loan Fin. Corp. Rev. Bonds, Ser. A, 5.85%, due 8/1/00
                (Escrowed in U.S. Government Securities) (Note D)                                         4.75              250,675
                                                                                                                     --------------
                                                                                                                          2,120,359
                                                                                                                     --------------

                TENNESSEE--4.08%
     200,000    McKenzie Cty. IDB Rev. Bonds (Noma Outdoor Products Inc. Proj.) VRDN, 5.15%
                (LOC: Wachovia Bank) (Note C)                                                             5.15              200,000
   1,400,000    Metropolitan Government Davidson Cty. (ABN-AMRO Munitops) Ser. 1999-1, 3.35%, put 5/3/00
                (LIQ: ABN-AMRO Bank) (Note E)                                                             3.35            1,400,000
                                                                                                                     --------------
                                                                                                                          1,600,000
                                                                                                                     --------------

                TEXAS--8.25%
     200,000    Austin Util. Sys. Rev. Bonds, Ser. A, 9.50%, prerefunded @ 100, due 5/15/00 (Note D)      3.35              200,459
     350,000    Austin Util. Sys. Rev. Bonds, Ser. A, 10.00%, prerefunded @ 100, due 5/15/00 (Note D)     3.65              350,829
     185,000    Brazos Higher Educ. Rev. Bonds, Ser. A-2, 5.75%, due 6/1/00 (GTY: Student Loans)          4.65              185,156
     200,000    Brazos Higher Educ. Rev. Bonds, Ser. C-1, 6.20%, due 11/1/00 (GTY: Student Loans)         4.70              201,447
     400,000    Brazos River Auth. Rev. Bonds (Texas Util. Elec. Co. Proj.) Ser. 1994A, 3.85%, due 5/12/00
                (LOC: Canadian Imperial Bank of Commerce)                                                 3.85              400,000
     200,000    Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.)
                Ser. 1994 VRDN, 6.20% (Note C)                                                            6.20              200,000
     600,000    Gulf Coast Waste Disposal Auth. Solid Waste  Rev. Bonds (Citgo Petroleum Corp. Proj.)
                Ser. 1995 VRDN, 6.25%, (LOC: Nationsbank)  (Note C)                                       6.25              600,000
   1,000,000    San Marcos IDC Rev. Bonds (TB Woods Inc. Proj.) VRDN, 5.20% (LOC: PNC Bank) (Note C)      5.20            1,000,000
     100,000    South Texas Higher Educ. Auth. Rev. Bonds, Ser. A1, 4.75%, due 12/1/00                    4.50              100,139
                                                                                                                     --------------
                                                                                                                          3,238,030
                                                                                                                     --------------

                VARIOUS STATES--3.60%
   1,224,084    Pitney Bowes Credit Corp. Leasetops Muni Trust, Ser. 1998-2 VRDN, 5.41%,
                (LIQ: Pitney Bowes Credit Corp.) (Note C, E)                                              5.41            1,224,084
     188,769    Pitney Bowes Credit Corp. Leasetops Muni Trust, Ser. 1999-2 VRDN, 5.46%,
                (LIQ: Pitney Bowes Credit Corp.) (Note C, E)                                              5.46              188,769
                                                                                                                     --------------
                                                                                                                          1,412,853
                                                                                                                     --------------

                VIRGINIA--2.81%
   1,100,000    Isle of Wight IDA Rev. Bonds (Smithfield Ham & Produce Co.) VRDN, 5.20%
                (LOC: Nationsbank) (Note C)                                                               5.20            1,100,000
                                                                                                                     --------------

                WASHINGTON--5.74%
   1,000,000    HFC Rev. Bonds (Lake Washington Apt. Proj.) VRDN, 5.20% (LOC: Bank of America) (Note C)   5.20            1,000,000
     250,000    Motor Vehicle Fuel Tax GO Bonds, 4.75%, due 9/1/00                                        3.90              250,691
   1,000,000    Port of Seattle Rev. Bonds,VRDN Ser. 1997, 5.25%
                (LOC: Canadian Imperial Bank of Commerce) (Note C)                                        5.25            1,000,000
                                                                                                                     --------------
                                                                                                                          2,250,691
                                                                                                                     --------------

                WISCONSIN--1.28%
     220,000    Colby SD GO Bonds, 3.75%, due 6/1/00 (Insured: FSA)                                       3.70              220,009
     280,000    Superior GO Bonds, 4.10%, due 12/1/00 (Insured: FSA)                                      4.10              279,997
                                                                                                                     --------------
                                                                                                                            500,006
                                                                                                                     --------------

                TOTAL MUNICIPAL OBLIGATIONS--98.97%                                                                       38,823,847

                OTHER ASSETS AND LIABILITIES, NET--1.03%                                                                     403,845
                                                                                                                     --------------

                NET ASSETS--100.00%                                                                                  $    39,227,692
                                                                                                                     ==============

                       PLEASE SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS AND FINANCIAL STATEMENTS.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  21

--------------------------------------------------------------------------------

                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                        NOTES TO SCHEDULE OF INVESTMENTS
                                 April 30, 2000


         (A) Variable rate securities. The rates shown are the current rates on April 30, 2000. Dates shown represent the next interest reset date.

         (B) This obligation was acquired for investment, not with intent to distribute or sell. It is restricted as to public resale. This obligation was acquired at a cost of par. On April 30, 2000, the value of this security, valued at cost, is $17,000,000 representing 2.2% of net assets of the Money Market Portfolio.

         (C) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

         (D) Bonds which are prerefunded or escrowed to maturity are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

         (E) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2000, these securities amounted to $201,775,855, or 26.2% of net assets in the Money Market Portfolio and $2,812,853, or 7.17% of net assets in the Municipal Portfolio.




                          DESCRIPTION OF ABBREVIATIONS

AMBAC     American Municipal Bond Assurance Corporation          IDR       Industrial Development Revenue Bond
BAN       Bond Anticipation Note                                 IRB       Industrial Revenue Bond
CP        Commercial Paper                                       ISD       Independent School District
DFA       Developmental Finance Authority                        LIQ       Liquidity Agreement
FGIC      Financial Guaranty Insurance Company                   LLC       Limited Liability Corporation
FSA       Financial Security Assurance Inc.                      LOC       Letter of Credit
GIC       Guaranteed Investment Contract                         LP        Limited Partnership
GO        General Obligation                                     MBIA      Municipal Bond Investors Assurance Insurance Corporation
GTY       Guarantee                                              MFH       Multi-Family Housing
HDA       Housing Development Authority                          SBPA      Standby Bond Purchase Agreement
HFC       Housing Finance Commission                             SD        School District
IDA       Industrial Development Authority                       SFM       Single Family Mortgages
IDB       Industrial Development Bond                            VRDN      Variable Rate Demand Note
IDC       Industrial Development Corporation



--------------------------------------------------------------------------------
| This Report has been prepared for  shareholders  and may be  distributed to  |
| others only if preceded or accompanied by a current prospectus.              |
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
22

--------------------------------------------------------------------------------
                Report of Ernst & Young LLP, Independent Auditors


Shareholders and Board of Directors
National Investors Cash Management Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of National Investors Cash Management Fund, Inc. (comprising, respectively, the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio) as of April 30, 2000, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended, and for the period from May 20, 1998 (commencement of operations) to April 30, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2000 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios constituting National Investors Cash Management Fund, Inc. at April 30, 2000, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the year then ended and for the period from May 20, 1998 to April 30, 1999, in conformity with accounting principles generally accepted in the United States.


                                                       /s/ Ernst & Young LLP

New York, New York
June 5, 2000


--------------------------------------------------------------------------------
                                                                              23

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

                         |-------------------------------|
                         |              2000             |
                         |-------------------------------|
                         |                               |
                         |        SEMIANNUAL REPORT      |
                         |                               |
                         |   April 30, 2000 (Unaudited)  |
                         |                               |
                         |                               |
                         |                               |
                         |                               |
                         |                               |
                         |                               |
                         |    TD Waterhouse Dow 30 Fund  |
                         |                               |
                         |                               |
                         |                               |
                         |                               |
                         |                               |
                         |                               |
                         |                               |
                         |                               |
                         |                               |
                         |                               |
                         |                               |
                         |                               |
                         |                               |
                         |                               |
                         -------------------------------

------------------------------------------------------------------------------------------------------------------------------------


                               TD WATERHOUSE TRUST
                    BOARD OF TRUSTEES AND EXECUTIVE OFFICERS


TRUSTEES                                                                        EXECUTIVE OFFICERS

George F. Staudter                        Carolyn B. Lewis                      George A. Rio*
Director of Koger Equity, Inc.            President of                          President, Treasurer
Independent Financial Consultant          The CBL Group                         and Chief Financial Officer

Richard W. Dalrymple                      Lawrence J. Toal                      Christopher J. Kelley*
President of Teamwork Mgmt., Inc.         Chairman/President/CEO of             Vice President and Secretary
                                          Dime Bancorp, Inc.
*Affiliated person of the Distributor



                      TD WATERHOUSE ASSET MANAGEMENT, INC.
                     BOARD OF DIRECTORS AND SENIOR OFFICERS


DIRECTORS

Lawrence M. Waterhouse, Jr.               Frank J. Petrilli                     Richard H. Neiman
Chairman                                  Chairman, President and               Executive Vice President,
TD Waterhouse Holdings, Inc.              Chief Executive Officer               General Counsel and Secretary


SENIOR OFFICERS
David A. Hartman                          B. Kevin Sterns                       Michele R. Teichner
Senior Vice President                     Executive Vice President              Senior Vice President
Chief Investment Officer                  Chief Financial Officer & Treasurer   Compliance, Operations
                                                                                & Administration

                                SERVICE PROVIDERS

         INVESTMENT MANAGER                       TRANSFER AGENT                    INDEPENDENT AUDITORS
 TD Waterhouse Asset Management, Inc.     National Investor Services Corp.             Ernst & Young LLP
           100 Wall Street                        55 Water Street                    787 Seventh Avenue
         New York, NY 10005                     New York, NY 10041                   New York, NY 10019

           ADMINISTRATOR &                           CUSTODIAN                          LEGAL COUNSEL
        SHAREHOLDER SERVICING                  The Bank of New York                Swidler Berlin Shereff
TD Waterhouse Investor Services, Inc.            100 Church Street                      Friedman, LLP
           100 Wall Street                      New York, NY 10286                  405 Lexington Avenue
         New York, NY 10005                                                          New York, NY 10174
     Customer Service Department                    DISTRIBUTOR
           1-800-934-4448                     Funds Distributor, Inc.           INDEPENDENT TRUSTEES COUNSEL
                                                  60 State Street                  Willkie Farr & Gallagher
                                                 Boston, MA 02109                   153 East 53rd Street
                                                                                     New York, NY 10022
------------------------------------------------------------------------------------------------------------------------------------
26


--------------------------------------------------------------------------------


                            TD WATERHOUSE DOW 30 FUND


DEAR SHAREHOLDER:
--------------------------------------------------------------------------------

We are pleased to provide you with the semiannual report for the TD Waterhouse Dow 30 Fund (the "Fund") for the six month period ended April 30, 2000. Total net assets were approximately $180 million as of April 30, 2000. Despite significant volatility in the latter half of this six month period, the Dow Jones Industrial AverageSM ("DJIA"SM) ended nearly unchanged, starting at 10,730 on October 31, 1999 and finishing at 10,734 on April 30, 2000. The DJIA peaked at 11,722 in mid-January before hitting a low of 9,796 in early March. Since this bottom, the DJIA has rebounded but has experienced a substantial degree of instability, along with other major market indices. On a total return basis, which includes reinvested dividends, the six month return for the DJIA was +0.76%. Your Fund had a total return for the same period of +0.60%, after expenses. Since the investment objective of the Fund is to match the performance of the DJIA before Fund expenses, we are pleased with these results. As with any investment, past performance is no guarantee of future results and there is no guarantee that the Fund's investment objective will be achieved in the future. We will continue to work diligently seeking to achieve the objective of the Fund and to provide our shareholders with an investment vehicle designed to closely emulate the performance of the DJIA.

                                [GRAPHIC OMITTED]

   In the printed version of the document, a line graph appears which depicts the following plot points:

                 3/30/98     4/30/98     5/31/98     6/30/98     7/31/98      8/31/98       9/30/98
Dow 30 Fund   $10,000.00  $10,328.48  $10,170.18  $10,245.24  $10,171.23   $ 8,652.88    $ 9,014.46
DIJA Index    $10,000.00  $10,324.82  $10,162.94  $10,234.98  $10,161.24   $ 8,646.34    $ 9,008.32

                10/31/98    11/30/98    12/31/98     1/31/99     2/28/99      3/31/99       4/30/99
Dow 30 Fund    $9,879.56  $10,507.42  $10,594.84  $10,803.44  $10,767.91  $ 11,336.26    $12,500.03
DIJA Index     $9,874.30  $10,503.96  $10,592.72  $10,802.14  $10,768.08  $ 11,338.80    $12,505.09

                 5/31/99     6/30/99     7/31/99     8/31/99     9/30/99     10/31/99      11/30/99
Dow 30 Fund   $12,255.08  $12,747.73  $12,384.68  $12,614.08  $12,052.36  $ 12,517.46    $12,709.43
DIJA Index    $12,267.22  $12,759.93  $12,399.21  $12,631.30  $12,072.40  $ 12,537.48    $12,734.36


                12/31/99     1/31/00     2/29/00      3/31/00       4/30/00
Dow 30 Fund   $13,438.66  $12,790.28  $11,857.76  $ 12,804.64    $12,587.58
DIJA Index    $13,474.72  $12,827.23  $11,897.54  $ 12,844.39    $12,630.85




           ----------------------------------------------------------
           | Dow 30 Fund Average Annual Total Return as of 4/30/00:  |
           |                     One Year: 0.76%                     |
           |            Since Inception (3/30/98): 11.72%            |
           ----------------------------------------------------------




Note:  Performance  data  quoted  represents  past  performance.   As  with  all
       investments, past performance is no guarantee of future results. The return is based on a constant investment throughout the period, includes reinvestment of dividends and reflects a net return to the shareholders after all expenses, inclusive of fee waivers. Without this waiver, the Fund's total return would have been lower. The returns shown for the DJIA reflect the reinvestment of dividends, but do not include any expenses, since an index has none. It is not possible to invest in an index. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The price performance of each of the DJIA stocks during the six months ended April 30, 2000 is shown in the chart on the following page. As can be seen in the chart, there was an unusually wide disparity in performance among the individual stocks. During the period, Home Depot executed a 3-for-2 stock split.

--------------------------------------------------------------------------------
                                                                             27

-------------------------------------------------------------------------------------------------------------------
Price                                                Price
Appreciation*  DJIA Component                        Appreciation*        DJIA Component
-------------------------------------------------------------------------------------------------------------------
82.3%          Hewlett-Packard Co.                   -2.6%                American Express Co.
-------------------------------------------------------------------------------------------------------------------
64.2%          The Walt Disney Co.                   -7.6%                McDonald's Corp.
-------------------------------------------------------------------------------------------------------------------
63.8%          Intel Corp.                           -9.0%                Minnesota Mining & Mfg Co.
-------------------------------------------------------------------------------------------------------------------
33.3%          General Motors Corp.                 -12.6%                Merck & Co., Inc.
-------------------------------------------------------------------------------------------------------------------
16.0%          General Electric Co.                 -13.2%                Philip Morris Cos. Inc.
-------------------------------------------------------------------------------------------------------------------
13.5%          Int'l Business Machines Corp.        -13.8%                The Boeing Co.
-------------------------------------------------------------------------------------------------------------------
11.4%          Home Depot Inc.                      -14.0%                SBC Communications Inc.
-------------------------------------------------------------------------------------------------------------------
9.8%           Citigroup Inc.                       -18.9%                Eastman Kodak Co.
-------------------------------------------------------------------------------------------------------------------
6.8%           Alcoa Inc.                           -20.2%                The Coca-Cola Company
-------------------------------------------------------------------------------------------------------------------
4.9%           Exxon Mobil Corp.                    -21.2%                Johnson & Johnson
-------------------------------------------------------------------------------------------------------------------
2.8%           United Technologies Corp.            -24.6%                Microsoft Corp.
-------------------------------------------------------------------------------------------------------------------
-0.1%          AT&T Corp.                           -26.4%                E.I. du Pont de Nemours and Co.
-------------------------------------------------------------------------------------------------------------------
-1.6%          Honeywell International              -28.6%                Caterpillar Inc.
-------------------------------------------------------------------------------------------------------------------
-1.9%          J.P. Morgan & Co., Inc.              -30.2%                International Paper Co.
-------------------------------------------------------------------------------------------------------------------
-2.3%          Wal-Mart Stores, Inc.                -43.1%                The Proctor & Gamble Co.
-------------------------------------------------------------------------------------------------------------------

(C) 2000 Dow Jones & Company

Notes: *Percentages reflect each stock's price appreciation only. They do not include reinvested dividends. The stocks are listed from the best performer to the worst over the most recent six month period. Performance quoted represents past performance and is not a guarantee of future results.

The U.S. stock market's performance over the Fund's most recent semiannual period was marked by strong volatility. Investor sentiment was influenced by the debate on "New Economy" versus "Old Economy" stocks as well as a renewed focus on stock valuations relative to companies' earnings. Another critical factor influencing the market was continued worry about rising interest rates resulting from the Federal Reserve Open Market Committee's ("Federal Reserve") attempt to prevent the rise of inflation from an overheating domestic economy. While the U.S. economy expanded at a strong pace over the last two calendar quarters, growing at annualized rates of 7.3% and 5.4% respectively, the continuation of this exceptionally strong growth may be doubtful in the face of continued interest rate hikes. The impact of the Federal Reserve's interest rate increases on corporate earnings, stock prices, economic growth and inflation are uncertain at this point in time.

Looking forward to the next twelve months, the market's direction will likely be primarily affected by interest rates, inflationary trends, corporate profits, and money investment flows. In light of today's economic and market environments, we believe the overall quality and underlying financial strength of the companies comprising the DJIA can provide a solid investment foundation for our shareholders' investments in the Fund.

We welcome additional investments into the Fund, and provide a number of attractive ways to invest or add to current positions. The minimum initial investment is $1,000 and $100 for subsequent purchases, although these minimums may be waived for existing customers of TD Waterhouse Investor Services, Inc. ("TD Waterhouse"). For TD Waterhouse IRA accounts, there are no minimum or subsequent investment requirements. A periodic investment plan is also available which requires a minimum investment of $100 monthly or $300 quarterly. Keep in mind, however, that periodic investing neither guarantees a profit nor protects against a loss in a declining market. You may contact TD Waterhouse's mutual funds service department at 1-800-457-6516 or your local branch office for more information.

Sincerely,

/s/Frank J. Petrilli

Frank J. Petrilli
President and Chief Operating Officer
TD Waterhouse Group, Inc.
June 8, 2000

An investment in the Fund is neither FDIC-insured nor guaranteed by the U. S. Government and is not a deposit or obligation guaranteed by any bank and is subject to investment risk, including possible loss of the principal amount invested.

Distributor: Funds Distributor, Inc.
-------------------------------------------------------------------------------
28

--------------------------------------------------------------------------------




                         --------------------------------
                                TABLE OF CONTENTS
                         --------------------------------




                  Schedule of Investments                          30


                  Statement of Assets and Liabilities              31


                  Statement of Operations                          32


                  Statement of Changes in Net Assets               33


                  Financial Highlights                             34


                  Notes to Financial Statements                    35






















--------------------------------------------------------------------------------
                                                                              29

                            TD WATERHOUSE DOW 30 FUND


                             SCHEDULE OF INVESTMENTS
                                 April 30, 2000
                                   (Unaudited)


                                                      NUMBER OF
                                                        SHARES          VALUE
--------------------------------------------------------------------------------

     COMMON STOCKS
     Alcoa Inc.                                        82,877     $  5,376,645
     American Express Co.                              82,877       12,436,730
     AT&T Corp.                                        82,877        3,869,320
     The Boeing Co.                                    82,877        3,289,181
     Caterpillar Inc.                                  82,877        3,268,462
     Citigroup Inc.                                    82,877        4,926,002
     The Coca-Cola Company                             82,877        3,900,399
     E.I. du Pont de Nemours and Co.                   82,877        3,931,478
     Eastman Kodak Co.                                 82,877        4,635,932
     Exxon Mobil Corp.                                 82,877        6,438,507
     General Electric Co.                              82,877       13,032,408
     General Motors Corp.                              82,877        7,759,359
     Hewlett-Packard Co.                               82,877       11,188,395
     Home Depot Inc.                                   82,877        4,646,292
     Honeywell International                           82,877        4,641,112
     Intel Corp.                                       82,877       10,509,839
     International Business Machines Corp.             82,877        9,251,145
     International Paper Co.                           82,877        3,045,730
     J.P. Morgan & Co., Inc.                           82,877       10,639,335
     Johnson & Johnson                                 82,877        6,837,352
     McDonald's Corp.                                  82,877        3,159,686
     Merck & Co., Inc.                                 82,877        5,759,952
     Microsoft Corp.(A)                                82,877        5,780,671
     Minnesota Mining & Manufacturing Co.              82,877        7,168,861
     Philip Morris Cos. Inc.                           82,877        1,812,934
     The Proctor & Gamble Co.                          82,877        4,941,541
     SBC Communications Inc.                           82,877        3,631,049
     United Technologies Corp.                         82,877        5,153,913
     Wal-Mart Stores, Inc.                             82,877        4,589,314
     The Walt Disney Co.                               82,877        3,589,610
                                                                   -----------

     TOTAL COMMON STOCKS (cost $165,277,189)--99.5%                179,211,153
                                                                   -----------

     OTHER (cost $1,323,971)--0.8%
     DiamondsSM Trust, Series 1                        12,558        1,349,200
                                                                   -----------

     TOTAL INVESTMENTS (cost $166,601,160)--100.3%                 180,560,353

     OTHER ASSETS AND LIABILITIES, NET--(0.3%)                        (453,135)
                                                                   -----------

     NET ASSETS--100.0%                                           $180,107,218
                                                                  ============


     (A)  Non-income producing security




             PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
30

------------------------------------------------------------------------------------------------------------------------------------


                            TD WATERHOUSE DOW 30 FUND


                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 2000
                                   (Unaudited)


ASSETS
    Investments in securities, at value (cost $166,601,160)                       $180,560,353
    Dividends receivable                                                               113,731
    Receivable for capital shares sold                                                 187,180
    Receivable for investment securities sold                                          632,577
    Receivable from Investment Manager & affiliates (Note 3)                            29,936
    Other assets                                                                         2,058
                                                                                 -------------
             TOTAL ASSETS                                                          181,525,835

LIABILITIES
    Bank overdraft                                                                   1,052,331
    Payable for investment securities purchased                                          1,842
    Payable for capital shares redeemed                                                322,274
    Other accrued expenses                                                              42,170
                                                                                 -------------
             TOTAL LIABILITIES                                                       1,418,617
                                                                                 -------------

NET ASSETS                                                                        $180,107,218
                                                                                 =============
    Net assets consist of:
    Paid-in capital                                                               $163,270,202
    Undistributed net investment income                                                    322
    Accumulated net realized gains from security transactions                        2,877,501
    Net unrealized appreciation on investments                                      13,959,193
                                                                                 -------------
    Net assets, at value                                                          $180,107,218
                                                                                 =============


    Shares of beneficial interest outstanding                                       16,784,519
                                                                                 =============


    Net asset value, redemption price and offering price per share (Note 2)       $      10.73
                                                                                 =============










             PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  31

------------------------------------------------------------------------------------------------------------------------------------


                                   TD WATERHOUSE DOW 30 FUND


                                    STATEMENT OF OPERATIONS
                            For the Six Months Ended April 30, 2000
                                          (Unaudited)



INVESTMENT INCOME
    Dividend income                                                               $  1,305,340
    Interest income                                                                      4,026
                                                                                  ------------

    TOTAL INVESTMENT INCOME                                                          1,309,366
                                                                                  ------------

EXPENSES
    Shareholder servicing fees (Note 3)                                                226,376
    Investment management fees (Note 3)                                                181,100
    Transfer agent fees (Note 3)                                                        45,276
    Shareholder reports and mailing                                                     71,077
    Custody fees (Note 2)                                                               39,113
    Registration fees                                                                   35,193
    Trustees' fees and expenses                                                         14,667
    Professional fees                                                                   12,808
    Other expenses                                                                      12,352
                                                                                  ------------
    TOTAL EXPENSES                                                                     637,962

Fees waived/expenses reimbursed by the Investment Manager
    and its affiliates (Note 3)                                                       (411,589)
                                                                                  ------------
    NET EXPENSES                                                                       226,373
                                                                                  ------------

    NET INVESTMENT INCOME                                                            1,082,993
                                                                                  ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
    Net realized gains from security transactions                                    3,460,090
    Net change in unrealized appreciation/depreciation on investments               (3,185,406)
                                                                                  ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                       274,684
                                                                                  ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                        $  1,357,677
                                                                                  ============











             PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


------------------------------------------------------------------------------------------------------------------------------------
32

------------------------------------------------------------------------------------------------------------------------------------


                                                      TD WATERHOUSE DOW 30 FUND

                                                 STATEMENT OF CHANGES IN NET ASSETS



                                                                           Six Months
                                                                              Ended                       Year
                                                                            April 30,                     Ended
                                                                              2000                     October 31,
                                                                           (Unaudited)                    1999
OPERATIONS:
   Net investment income                                               $    1,082,993               $    1,622,456
   Net realized gains from security transactions                            3,460,090                    2,545,555
   Net change in unrealized appreciation/depreciation on investments       (3,185,406)                  17,310,316
                                                                       --------------                -------------
Net increase in net assets from operations                                  1,357,677                   21,478,327
                                                                       --------------                -------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                              (1,082,671)                  (1,622,456)
   From net realized gains on security transactions                        (3,057,262)                          --
   In excess of net investment income                                              --                       (2,724)
                                                                       --------------                -------------
Total distributions to shareholders                                        (4,139,933)                  (1,625,180)
                                                                       --------------                -------------


CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                               69,667,666                  155,677,326
   Shares issued in reinvestment of dividends                               4,139,933                    1,625,180
   Payments for shares redeemed                                           (66,229,570)                 (64,055,262)
                                                                       --------------                -------------
Net increase in net assets from capital share transactions                  7,578,029                   93,247,244
                                                                       --------------                -------------

TOTAL INCREASE IN NET ASSETS                                                4,795,773                  113,100,391

NET ASSETS:
   Beginning of period                                                    175,311,445                   62,211,054
                                                                       --------------                -------------
   End of period                                                         $180,107,218                 $175,311,445
                                                                       ==============                =============

Undistributed net investment income                                 $             322            $              --
                                                                       ==============                =============


CAPITAL STOCK TRANSACTIONS:
   Shares sold                                                              6,431,732                   15,233,177
   Shares issued for dividends reinvested                                     382,177                      159,759
   Shares redeemed                                                         (6,370,240)                  (6,294,226)
                                                                       --------------                -------------
   Net increase in shares outstanding                                         443,669                    9,098,710
                                                                       ==============                =============



                                       PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  33

------------------------------------------------------------------------------------------------------------------------------------
                                                      TD WATERHOUSE DOW 30 FUND

                                                        FINANCIAL HIGHLIGHTS

Contained  below  is  per  share  operating  performance  data  for a  share  of beneficial interest outstanding,  total investment return, ratios to average net assets and other  supplemental data for each period indicated.  This information has been derived from the Fund's financial statements.

                                                                  Six Months
                                                                     Ended                 Year                 Period
                                                                   April 30,               Ended                 Ended
                                                                     2000               October 31,           October 31,
                                                                  (Unaudited)              1999                  1998*

       PER SHARE OPERATING PERFORMANCE
         Net asset value, beginning of period                  $        10.73         $          8.59       $         8.78
                                                               --------------        -----------------      --------------

       INVESTMENT OPERATIONS
         Net investment income                                           0.06                    0.14                 0.08
         Net realized and unrealized gains (losses)
           on investments                                                0.19                    2.14                (0.19)
                                                               --------------        -----------------      --------------

       TOTAL FROM INVESTMENT OPERATIONS                                  0.25                    2.28                (0.11)
                                                               --------------        -----------------      --------------

       DISTRIBUTIONS TO SHAREHOLDERS
         Distributions from net investment income                       (0.06)                  (0.14)               (0.08)
         Distributions from capital gains                               (0.19)                     --                   --
                                                               --------------        -----------------      --------------

         TOTAL DISTRIBUTIONS                                            (0.25)                  (0.14)               (0.08)

       Net asset value, end of period                          $        10.73          $        10.73        $        8.59
                                                               ==============        =================      ==============

       RATIOS
         Ratio of net expenses to average net assets                 0.25%(A)                    0.25%             0.25%(A)
         Ratio of net investment income to
           average net assets                                        1.20%(A)                    1.37%             1.48%(A)
         Decrease reflected in above expense ratio
           due to waivers/reimbursements by the
           Investment Manager and its affiliates (Note 3)            0.46%(A)                    0.43%             0.55%(A)

       SUPPLEMENTAL DATA
         Portfolio turnover rate                                       26%(A)                      47%                8%(A)

         Total investment return                                     0.60%(B)                26.72%(B)           (1.19%)(B)

         Net assets, end of period                             $  180,107,218          $   175,311,445       $   62,211,054
                                                              ===============        =================      ===============

         Average net assets                                    $  181,954,112          $   118,399,466       $   28,460,853
                                                              ===============        =================      ===============



* The Fund commenced operations on March 31, 1998.
(A) Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.


                                       PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

------------------------------------------------------------------------------------------------------------------------------------
34

--------------------------------------------------------------------------------

                            TD WATERHOUSE DOW 30 FUND


                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

NOTE 1 -- ORGANIZATION

TD Waterhouse Trust (the "Trust") was organized as a Delaware business trust on August 6, 1999. The Trust is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"). Shares of beneficial interest of the Trust are registered under the Securities Act of 1933, as amended. The investment objective of the Fund is to seek to track the total return of the Dow Jones Industrial Average before Fund expenses. The Fund commenced operations on March 31, 1998 and became part of the Trust on November 5, 1999. It is a non-diversified portfolio.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Share Valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

Securities Valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.

Repurchase Agreements -- The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund's Investment Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Under the terms of the custody agreement, the Fund receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Distributions to Shareholders -- Dividends arising from net investment income, if any, are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions -- Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Expenses -- Expenses directly attributable to the Fund are charged to the Fund's operations.

--------------------------------------------------------------------------------
                                                                              35

--------------------------------------------------------------------------------


                            TD WATERHOUSE DOW 30 FUND


                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)
                                   (CONTINUED)


Use of Estimates -- The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

Federal Income Taxes -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.


NOTE 3 -- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES OF THE INVESTMENT MANAGER

Under the terms of an Investment Management Agreement with TD Waterhouse Asset Management, Inc. (the "Investment Manager"), a majority-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to the Fund, the Fund pays the Investment Manager an annual investment management fee, equal to .20 of 1% of the average daily net assets of the Fund. The Investment Manager currently anticipates that it will limit the Fund's overall expense ratio to no more than 0.25% on an annual basis; however, effective January 1, 2000 the investment manager may limit expenses on an annual basis to no more than 0.45%. All expense limitations are voluntary. For the six months ended April 30, 2000, the Investment Manager voluntarily waived $164,636 of its investment management fee.

TD Waterhouse Investor Securities, Inc. ("TD Waterhouse"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Fund, the Investment Manager (not the Fund) pays TD Waterhouse a monthly fee at an annual rate of .10 of 1% of the Fund's average daily net assets.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Fund. The shareholder service plan adopted by the Fund provides that the Fund pay TD Waterhouse, a monthly fee at an annual rate of up to .25 of 1% of average daily net assets. For the six months ended April 30, 2000, TD Waterhouse voluntarily waived $205,795 of its shareholder servicing fee for the Fund.

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency-related services. For such services, the Fund pays the Transfer Agent a monthly fee at an annual rate of .05 of 1% of average daily net assets. For the six months ended April 30, 2000, the Transfer Agent voluntarily waived $41,159 of its transfer agent fee for the Fund.


--------------------------------------------------------------------------------
36

--------------------------------------------------------------------------------


                            TD WATERHOUSE DOW 30 FUND


                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)
                                   (CONTINUED)


Each Trustee who is not an "interested person" ("independent Trustee") as defined in the Act, who serves on the Board of Trustees of one or more portfolios in the "Fund Complex" (which includes the Trust, TD Waterhouse Family of Funds, Inc. and National Investors Cash Management Fund, Inc.) receives:

1.   a base annual retainer of $12,000, payable quarterly;
2. a supplemental annual retainer of $5,000, if serving on the Board of Trustees/Directors of more than one company in the Fund Complex, and
3.   a meeting fee of $2,000 for each meeting attended.

Compensation is allocated between the companies and among the respective portfolios.

The Fund placed all of its portfolio transactions with TD Waterhouse. There were no commissions paid to TD Waterhouse for the six months ended April 30, 2000.


NOTE 4 - INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investment securities, other
than   short-term   investments,   amounted  to  $27,975,743   and   $23,214,327
respectively, for the six months ended April 30, 2000.

The cost of portfolio investments for Federal income tax purposes was $166,601,160 as of April 30, 2000. Accordingly, net unrealized appreciation for Federal income tax purposes aggregated $13,959,193, consisting of $29,159,523 gross unrealized appreciation and $15,200,330 gross unrealized depreciation.





--------------------------------------------------------------------------------
|    This Report has been prepared for  shareholders and may be distributed    |
|    to others only if preceded or accompanied by a current prospectus.        |
--------------------------------------------------------------------------------


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                                                                              37

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